UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06351

Green Century Funds

29 Temple Place

Suite 200

Boston, MA 02111

(Address of principal executive offices)

Green Century Capital Management, Inc.

29 Temple Place

Suite 200

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: January 31, 2004

Item 1.	Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT Green Century Balanced Fund Green Century Equity Fund January 31, 2004

An Investment For Your Future.     29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.

Dear Green Century Funds Shareholder:

We are pleased to report that each of the Green Century Funds (the “Funds”) produced competitive returns over the six months ended January 31, 2004. The Balanced Fund, in particular, stood out by achieving the number one ranking based on total return among the 540 balanced funds tracked by Lipper for the one-year period ended January 31, 2004.1 The Equity Fund also saw healthy returns, buoyed by rising equity markets. These positive results follow a difficult period for U.S. equity markets.

The performance of both Funds was aided by low interest rates, an improving economy and the anticipation of further growth in corporate earnings. These factors seemed to trump the negative influence of slow job growth, continued uncertainty related to terrorism, the war in Iraq, and allegations of improprieties in the mutual fund industry that surfaced in the fall of 2003.

The Green Century Balanced Fund invests primarily in the stocks and bonds of select companies that have clean environmental records. The Balanced Fund’s portfolio manager also seeks out innovative companies that may contribute to a safer, cleaner, and more sustainable environment. The Balanced Fund was up 18.60% for the six months ended January 31, 2004, with the equity and bond portions of the portfolio both contributing to the Fund’s strong returns.

1 Lipper Analytic Services, Inc. (“Lipper”) is a respected mutual fund reporting service. For the one-year, five-year and ten-year periods ended December 31, 2003, the Balanced Fund ranked 1 out of 540, 4 out of 363, and 13 out of 127, respectively, of balanced funds tracked by Lipper.

	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS

For the periods ended December 31, 2003:
Green Century Balanced Fund	21.37%	63.47%	12.16%	10.39%
Lipper Balanced Fund Index	10.16%	19.94%	2.95%	8.27%
For the periods ended January 31, 2004:
Green Century Balanced Fund	18.60%	72.04%	11.95%	10.44%
Lipper Balanced Fund Index	11.55%	23.58%	2.93%	8.15%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain Fund prices and performance information as of the most recent month-end, call 1-800-93-GREEN. The performance data quoted does not reflect the deduction of taxes that some shareholders might pay on Fund distributions or the redemption of Fund shares.

In selecting stocks for the Balanced Fund’s portfolio, the portfolio manger focused on companies that he believed would be able to meet or beat performance estimates irrespective of the overall rate of economic growth. Examples of companies that contributed to the Balanced Fund’s performance include:

•	Chiquita Brands[2], which executed its business turnaround plan and consistently met investor expectations. The well-known banana and fruit grower also implemented an environmental turnaround over the last several years. For example, all of Chiquita’s company-owned farms in Latin America have been certified to meet the environmental and labor standards of the Rainforest Alliance, a respected environmental organization.
•	Whole Foods Market[2], a retailer of natural and organics foods with more than 140 stores in North America, was up strongly during the period, supporting the portfolio manager’s hypothesis that an increasing number of consumers are seeking healthier food options.
•	Holdings in the green energy sector performed well. For example, Quantum Fuel Systems[2], a leading designer and manufacturer of fuel system technologies for alternatively fueled vehicles including those powered by hydrogen (fuel cell vehicles) rose during the period, as did Vestas Wind Systems[2], the world’s largest manufacturer of turbines that produce electricity from wind.
•	Several healthcare companies, including Atherogenics[2] and Kosan Biosciences[2], also rose as they both hit product development milestones. However, two other healthcare-related businesses hurt the Balanced Fund’s returns during the period. Surmodics[2], a manufacturer of surface coatings for surgical devices, declined, as did Conceptus[2], the maker of a proprietary, non-incisional, permanent birth control device for women called Essure.

As of January 31, 2004, the bond portfolio represented 30.03% of the Balanced Fund’s portfolio. The combination of low interest rates and an improving economy created a positive environment for high-yield bonds, especially those with improving business fundamentals. However, many of the companies whose bonds were held by the Balanced Fund may soon be in a position to refinance their debt at lower interest rates. This significantly increases the probability that certain of the Balanced Fund’s bonds will be called in the near future. The Balanced Fund’s portfolio manager will then be faced with replacing them with fixed income securities with relatively lower yields.

Like other funds heavily invested in stocks, the Balanced Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Balanced Fund’s investments, the general market and the economy overall. Furthermore, the Balanced Fund’s investments may be more focused in small companies, which involve greater risk than investing in the stocks of larger, more established companies. These greater risks may cause the share prices of small companies to be more volatile than the share prices of larger companies. Finally, the bond portion of the Balanced Fund’s investments is weighted toward high-yield, below-investment-grade bonds which also involve greater risk than investing in more highly rated bonds. As a result of the Balanced Fund’s holdings of small companies and high-yield bonds, the value of investments in the Balanced Fund have, in the past, fluctuated more widely than the value of most other balanced funds.

The Green Century Equity Fund invests substantially all of its assets in a portfolio of 400 companies that comprise the Domini 400 Social Index (the “Social Index”), a broadly diversified portfolio that excludes companies with poor environmental and social records. The Equity Fund seeks to provide shareholders with a long-term total return that matches that of the Social Index. The Social Index is comprised primarily of large capitalization U.S. Companies.

The Green Century Equity Fund was up 13.40% for the six months ended January 31, 2004, while the Standard & Poor’s 500® Index (S&P 500® Index) returned 15.23%.

	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS[3]

For the periods ended December 31, 2003:
Green Century Equity Fund	14.27%	26.34%	-2.29%	9.99%
S&P 500® Index[4]	15.14%	28.68%	-0.57%	11.07%
For the periods ended January 31, 2004:
Green Century Equity Fund	13.40%	32.59%	-3.06%	9.93%
S&P 500® Index[4]	15.23%	34.57%	-1.02%	10.90%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain Fund prices and performance information as of the most recent month-end, call 1-800-93-GREEN. The performance data quoted does not reflect the deduction of taxes that some shareholders might pay on Fund distributions or the redemption of Fund shares.

The performance of the Equity Fund relative to the S&P 500® Index was helped in part by higher exposure to the top-performing sectors—information technology and consumer discretionary. Technology stocks led the market recovery in 2003. The top-performing stocks within the technology sector that helped the Equity Fund’s performance relative to the S&P 500® Index were Intel2, Cisco Systems2 and Texas Instruments2.

The performance of the Equity Fund relative to the S&P 500® Index was hurt in part by lower exposure to the energy and industrial sectors, each of which had strong six-month performance. The biggest contributors in each of these sectors were stocks not held by the Equity Fund but included in the S&P 500® Index: Exxon Mobil, Chevron Texaco, General Electric and Tyco International. Other stocks that hurt the Equity Fund’s relative performance were excluded stocks Altria Group and Pfizer Inc.

As with other equity funds, the share price of the Equity Fund will fluctuate and may fall if the market as a whole declines or if the value of the companies in which it invests falls. Also, the large companies in which the Equity Fund’s portfolio is invested may perform worse than the stock market as a whole.

Shareholder Advocacy—Green Century Capital Management, Inc (Green Century) believes that investors have not only the right but also the duty to see that the corporations they own are not destroying the environment that supports all of us. We act on this belief by engaging select companies in a dialogue about how they can do better to protect the environment, and how doing so can benefit their business as well. Specifically, we made progress recently on two of our priority campaigns: protecting the Arctic National Wildlife Refuge from oil drilling and stopping the irresponsible disposal of e-waste, such as obsolete computers laden with toxic chemicals.

Green Century, in partnership with the United States Public Interest Research Group (U.S. PIRG), has been working to convince oil companies such as BP plc (BP)5 and ConocoPhillips5 to publicly support permanent protection from oil drilling for the Arctic Refuge. We are pleased to have progress to report on the campaign.

Based on BP’s recent public statements and plans, it appears to be moving the focus of its exploration and drilling efforts away from Alaska. Green Century believes BP’s withdrawal from the pro-drilling lobbying group, Arctic Power, supports this hypothesis. Green Century continues to encourage BP to support permanent protection for the Arctic Refuge at every opportunity, including a recent in-person meeting with company executives where they shared BP’s views on biodiversity and conservation issues. A Green Century representative will attend BP’s annual meeting in April 2004 to support a shareholder resolution filed with the company by a coalition of investors and environmental groups on this issue.

ConocoPhillips has among the largest drilling operations of any oil company on Alaska’s North Slope, and as a result is likely to be a potential player in any expanded drilling in this area, including any opening in the Arctic Refuge. The company, formed by the 2002 merger of Conoco and Phillips Petroleum, in our opinion, has been slow to engage with Green Century and other members of the responsible investment community. Green Century is the primary filer of a shareholder resolution with ConocoPhillips that asks for it to report on the potential consequences of drilling in the Arctic Refuge. These efforts have convinced ConocoPhillips to meet with Green Century and our coalition partners; a Green Century representative will travel to Houston, Texas in March 2004 for a meeting with senior ConocoPhillips executives. We are hopeful that this conversation will lead ConocoPhillips to take steps to help protect the Arctic Refuge.

Dell, Inc.2 (Dell) remains the focus of Green Century’s effort to rein-in the production of electronic waste, or e-waste, that is an increasingly critical environmental threat. Recent estimates suggest that there will soon be between 300 million and 600 million obsolete computers in the U.S, each containing lead, mercury, and other toxic chemicals; unless a system is developed to responsibly recycle or dispose of these computers, they will contaminate the environment and threaten public health. Green Century, in coalition with other responsible investors, has engaged in a dialogue with Dell to encourage it to take responsibility for its products throughout their lifecycle. Dell is expected to announce a set of goals for its computer recovery efforts this April.

New Initiatives to Inform and Protect Investors—Recently enacted Securities and Exchange Commission (SEC) rules require that all mutual fund companies make available to their investors the policies and procedures that they use in voting proxies of shares in companies held by a fund. This initiative will enable mutual fund investors to see how their funds vote on issues of social and environmental responsibility, corporate governance questions and more. For a free copy of Green Century’s Proxy Voting Policies and Procedures, please call 1-800-93-GREEN or visit www.greencentury.com. A copy of the Policies and Procedures can also be obtained free of charge by visiting the EDGAR database at the SEC’s website at www.sec.gov.

In an effort to protect the Funds’ long-term shareholders against short-term traders, Green Century instituted a redemption fee that is intended to discourage investors from moving in and out of the Funds quickly. If an investor redeems or exchanges shares within 60 days of purchase, a redemption fee equal to 2% of the net asset value of the shares redeemed or exchanged will be imposed. The fee does not apply to redemptions or exchanges of shares purchased prior to January 1, 2004 or acquired through the reinvestment of dividends or distributions. Deterring short-term traders may benefit the Funds’ other shareholders by reducing the risk that they could bear the higher costs, and possibly lower returns, caused by short-term traders. The proceeds of the redemption fee will be retained by the Funds for the benefit of the remaining shareholders.

In closing, Green Century wishes to thank you for your investment in the Funds and for your continued support of our work to help to protect the environment and build a sustainable economy.

Respectfully yours,

Green Century Capital Management, Inc.

2 As of January 31, 2004 Chiquita Brands Intl. comprised 7.14%, Whole Foods Market comprised 3.37%, Vestas Wind Systems comprised 3.01%, Quantum Fuel Systems Technologies Worldwide comprised 4.12%, Atherogenics comprised 5.21%, Kosan Biosciences comprised 1.56%, Surmodics comprised 4.33% and Conceptus comprised 2.51% of the Green Century Balanced Fund. As of January 31, 2004, Intel Corp comprised 3.49%, Cisco Systems comprised 3.09%, Texas Instruments comprised 0.95%, and Dell comprised 1.50% of the Green Century Equity Fund. Holdings may change due to ongoing management of the Funds. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser or the distributor.

3 The Green Century Equity Fund, which commenced investment operations in September 1995, invests substantially all of its investable assets in an existing separate registered investment company, which has the same investment objective as the Fund (the “Index Portfolio”). Consistent with regulatory guidance, the performance for the period prior to the Fund’s inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.

4 The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500® Index.

5 As of January 31, 2004 neither of the Green Century Funds held BP or ConocoPhillips.

This material must be preceded or accompanied by a current prospectus.

Distributor: UMB Distribution Services, LLC 3/04

GREEN CENTURY BALANCED FUND

PORTFOLIO OF INVESTMENTS

January 31, 2004

(unaudited)

COMMON STOCKS — 69.9%
	SHARES	VALUE

Healthcare — 12.5%
ARIAD Pharmaceuticals, Inc. (b)	90,200	$744,150
AtheroGenics, Inc. (b)	150,000	3,127,500
Kosan Biosciences, Inc. (b)	75,000	933,750
Physiometrix, Inc. (b)	25,000	64,250
STAAR Surgical Co. (b)	300,000	2,640,000

		7,509,650

Medical Products — 11.2%
Conceptus, Inc. (b)	150,000	1,504,500
Flamel Technologies S.A. (b)(c)	50,000	1,300,000
PolyMedica Corp.	50,000	1,325,000
SurModics, Inc. (b)	125,000	2,596,125

		6,725,625

Alternative/Renewable Energy — 10.6%
Fuel-Tech N.V. (b)(c)	250,000	1,022,500
IMPCO Technologies, Inc. (b)	125,000	1,031,250
Quantum Fuel Systems Technologies Worldwide, Inc. (b)	275,000	2,474,725
Vestas Wind Systems A/S (c)	100,000	1,834,373

		6,362,848

Healthy Living — 10.5%
Chiquita Brands International, Inc. (b)	180,000	4,284,000
Whole Foods Market, Inc.	30,000	2,024,100

		6,308,100

Technology — 5.4%
Avid Technology, Inc. (b)	15,000	710,250
Dot Hill Systems Corp. (b)	100,000	1,422,000
ThermoGenesis Corp. (b)	200,000	1,108,000

		3,240,250

Business Products & Services — 5.3%
Harris Interactive Inc. (b)	375,000	3,172,500

Financials — 5.0%
Friedman, Billings, Ramsey Group, Inc.	125,000	2,975,000

	SHARES	VALUE

Internet Products & Services — 4.6%
RealNetworks, Inc. (b)	100,000	$557,000
Sonic Solutions (b)	110,000	2,200,000

		2,757,000

Capital Goods — 3.2%
Ionics, Inc. (b)	70,000	1,917,300

Telecommunications — 1.6%
Powerwave Technologies, Inc. (b)	100,000	985,000

Total Common Stocks (Cost $30,315,329)		41,953,273

CORPORATE BONDS & NOTES — 30.0%
	PRINCIPAL AMOUNT
Telecommunications — 9.1%
Charter Communications Holdings LLC 8.625%, due 4/1/09	$2,000,000	1,765,000
EchoStar DBS Corp. 6.375%, due 10/1/11	1,000,000	1,042,500
Nextel Communications, Inc. 7.375%, due 8/1/15	2,500,000	2,696,875

		5,504,375

Alternative/Renewable Energy — 6.0%
Calpine Corp. 8.625%, due 8/15/10	1,000,000	825,000
Calpine Corp. 8.50%, due 2/15/11	1,000,000	825,000
Calpine Corp. 8.75%, due 7/15/13	2,000,000	1,950,000

		3,600,000

GREEN CENTURY BALANCED FUND

PORTFOLIO OF INVESTMENTS — (concluded)

January 31, 2004

(unaudited)

	PRINCIPAL AMOUNT	VALUE

Consumer Goods & Services — 4.3%
Kindercare Learning Centers 9.50%, due 2/15/09	$1,500,000	$1,530,000
NBC Acquisition Corp. 10.75%, due 2/15/09 (d)	300,000	310,500
Nebraska Book Co. 8.75%, due 2/15/08	700,000	724,500

		2,565,000

Food & Beverage — 4.1%
Dean Foods Co. 8.15%, due 8/1/07	1,300,000	1,423,500
Dean Foods Co. 6.90%, due 10/15/17	1,000,000	1,035,000

		2,458,500

Internet Products & Services — 3.4%
Akamai Technologies, Inc. 5.50%, due 7/1/07	2,000,000	2,045,000

Office Equipment — 1.8%
Xerox Corp. 7.625%, due 6/15/13	1,000,000	1,075,000

	PRINCIPAL AMOUNT	VALUE

Healthy Living — 1.3%
NBTY, Inc. 8.625%, due 9/15/07	$750,000	$776,250

Total Corporate Bonds and Notes (Cost $17,232,401)		18,024,125

TOTAL INVESTMENTS (a) — 99.9%
(Cost $47,547,730)		59,977,398
Other Assets less Liabilities — 0.1%		36,282

NET ASSETS — 100.0%		$60,013,680

(a)	The cost of investments for federal income tax purposes is $47,768,525, resulting in gross unrealized appreciation and depreciation of $13,822,181 and $1,613,308, respectively, or net unrealized appreciation of $12,208,873.
(b)	Non-income producing security.
(c)	Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada.
(d)	Step bond. Rate shown is currently in effect at January 31, 2004.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

(unaudited)

ASSETS:
Investments, at value (cost $47,547,730)	$59,977,398
Cash	872,655
Receivables for:
Capital stock sold	45,926
Interest and dividends	525,975

Total assets	61,421,954

LIABILITIES:
Payable for securities purchased	324,440
Payable for capital stock repurchased	950,387
Accrued expenses	133,447

Total liabilities	1,408,274

NET ASSETS	$60,013,680

NET ASSETS CONSIST OF:
Paid-in capital	$73,538,374
Undistributed net investment income	17,428
Undistributed net realized loss on investments	(25,971,790)
Net unrealized appreciation on investments	12,429,668

NET ASSETS	$60,013,680

SHARES OUTSTANDING	3,663,729

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE	$16.38

GREEN CENTURY BALANCED FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004

(unaudited)

INVESTMENT INCOME:
Interest income	$1,015,675
Dividend income (net of $192 foreign withholding taxes)	159,058

Total investment income	1,174,733

EXPENSES:
Administrative services fee	500,177
Investment advisory fee	277,423
Distribution fee	92,474

Total expenses	870,074

NET INVESTMENT INCOME	304,659

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	9,995,998
Options written	17,280

10,013,278
Change in net unrealized appreciation/depreciation on:
Investments	2,368,369
Options written	(15,030)

2,353,339

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,366,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,671,276

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2003 (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$304,659	$580,944
Net realized gain (loss) on investments and options written	10,013,278	(9,389,543)
Change in net unrealized appreciation/depreciation on investments and options written	2,353,339	22,023,009

Net increase in net assets resulting from operations	12,671,276	13,214,410

Dividends and distributions to shareholders:
From net investment income	(340,878)	(590,425)

Capital share transactions:
Proceeds from sales of shares	31,561,050	67,621,583
Reinvestment of dividends and distributions	331,992	571,763
Payments for shares redeemed	(55,515,875)	(45,736,237)

Net increase (decrease) in net assets resulting from capital share transactions	(23,622,833)	22,457,109

Total increase (decrease) in net assets	(11,292,435)	35,081,094
NET ASSETS:
Beginning of period	71,306,115	36,225,021

End of period	$60,013,680	$71,306,115

GREEN CENTURY BALANCED FUND

FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)		FOR THE YEARS ENDED JULY 31,
			2003	2002	2001	2000	1999
Net Asset Value, beginning of period	$13.88		$10.30	$15.94	$23.56	$12.21	$12.68

Income from investment operations:
Net investment income	0.07		0.16	0.14	0.10	0.07	0.11
Net realized and unrealized gain (loss) on investments	2.51		3.59	(5.66)	(4.10)	11.35	0.40

Total increase (decrease) from investment operations	2.58		3.75	(5.52)	(4.00)	11.42	0.51

Less dividends and distributions:
Dividends from net investment income	(0.08)		(0.17)	(0.12)	(0.11)	(0.07)	(0.11)
Distributions from net realized gains	—		—	—	(3.51)	—	(0.87)

Total decrease from dividends and distributions	(0.08)		(0.17)	(0.12)	(3.62)	(0.07)	(0.98)

Net Asset Value, end of period	$16.38		$13.88	$10.30	$15.94	$23.56	$12.21

Total return	18.60	%(a)	36.83%	(34.80)%	(19.19)%	93.54%	4.93%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$60,014		$71,306	$36,225	$63,654	$55,081	$15,269
Ratio of expenses to average net assets	2.35	%(b)	2.44%	2.39%	2.35%	2.48%	2.50%
Ratio of net investment income to average net assets	0.82	%(b)	1.51%	0.95%	0.60%	0.50%	1.00%
Portfolio turnover	43	%(a)	94%	70%	91%	116%	91%

(a)	Not annualized.
(b)	Annualized.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

(unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value	$33,477,831
Receivable for capital stock sold	33,407

Total assets	33,511,238

LIABILITIES:
Payable for capital stock redeemed	27,012
Accrued expenses	35,734

Total liabilities	62,746

NET ASSETS	$33,448,492

NET ASSETS CONSIST OF:
Paid-in capital	$36,664,194
Undistributed net investment loss	(4,567)
Undistributed net realized loss on investment	(6,066,584)
Net unrealized appreciation on investment	2,855,449

NET ASSETS	$33,448,492

SHARES OUTSTANDING	1,794,321

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE	$18.64

GREEN CENTURY EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004

(unaudited)

NET INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio	$241,728
Expenses from Index Portfolio	(37,559)

Net investment income from Index Portfolio	204,169

EXPENSES:
Administrative services fee	197,184

NET INVESTMENT INCOME	6,985

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT:
Net realized loss on investment allocated from Index Portfolio	(428,577)
Change in net unrealized appreciation/depreciation on investment allocated from Index Portfolio	4,368,026

NET REALIZED AND UNREALIZED GAIN ON INVESTMENT	3,939,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,946,434

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2003 (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$6,985	$14,537
Net realized loss on investment allocated from Index Portfolio	(428,577)	(2,726,880)
Change in net unrealized appreciation/depreciation on investment allocated from Index Portfolio	4,368,026	5,621,263

Net increase in net assets resulting from operations	3,946,434	2,908,920

Dividends and distributions to shareholders:
From net investment income	(26,089)	—

Capital share transactions:
Proceeds from sales of shares	1,750,636	5,012,958
Reinvestment of dividends and distributions	25,477	—
Payments for shares redeemed	(1,595,015)	(5,961,427)

Net increase (decrease) in net assets resulting from capital share transactions	181,098	(948,469)

Total increase in net assets	4,101,443	1,960,451
NET ASSETS:
Beginning of period	29,347,049	27,386,598

End of period	$33,448,492	$29,347,049

GREEN CENTURY EQUITY FUND

FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)		FOR THE YEARS ENDED JULY 31,
			2003	2002	2001	2000	1999
Net Asset Value, beginning of period	$16.45		$14.85	$20.84	$26.42	$24.62	$20.44

Income from investment operations:
Net investment income (loss)	—		0.01	(0.05)	(0.11)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investment	2.20		1.59	(4.62)	(4.66)	2.02	4.47

Total increase (decrease) from investment operations	2.20		1.60	(4.67)	(4.77)	1.88	4.39

Less dividends and distributions:
Dividends from net investment income	(0.01)		—	—	—	—	—
Distributions from net realized gains	—		—	(1.32)	(0.81)	(0.08)	(0.21)

Total decrease from dividends and distributions	(0.01)		—	(1.32)	(0.81)	(0.08)	(0.21)

Net Asset Value, end of period	$18.64		$16.45	$14.85	$20.84	$26.42	$24.62

Total return	13.40	%(b)	10.77%	(23.67)%	(18.34)%	7.62%	21.56%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$33,448		$29,347	$27,387	$35,037	$40,931	$29,764
Ratio of expenses to average net assets	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.04	%(c)	0.05%	(0.26)%	(0.51)%	(0.59)%	(0.46)%
Portfolio turnover (a)	3	%(b)	8%	13%	19%	9%	8%
(a)	Represents portfolio turnover for the Index Portfolio.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited)

NOTE 1 — Organization and Significant Accounting Policies

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the “Index Portfolio”), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio’s income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Index Portfolio (2.19% at January 31, 2004). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund’s financial statements.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust’s significant accounting policies:

(A)	Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Equity Fund Investment Valuation:    The Equity Fund records its investment in the Index Portfolio at fair value. Valuation of securities held by the Index Portfolio is discussed in Note 1 of the Index Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO FINANCIAL STATEMENTS — (continued)

(B)	Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

Equity Fund Securities Transactions, Investment Income and Expenses:    The Equity Fund records daily its proportionate share of the Index Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

(D)	Repurchase Agreements: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty.
(E)	Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
(F)	Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.
(G)	Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date on all shares purchased on or after January 1, 2004. The Funds record the fee as a reduction of payments for shares redeemed and as a credit to paid-in capital. For the six months ended January 31, 2004, the Balanced Fund and Equity Fund received $487 and $0, respectively, in redemption fees.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 2 — Transactions With Affiliates

(A)	Investment Adviser: Green Century Capital Management, Inc. (“Green Century”) is the adviser (“the Adviser”) for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund’s average daily net assets.
(B)	Subadviser: Winslow Management Company (“Winslow”), a division of Adams, Harkness & Hill, Inc., is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually based on performance. For the six months ended January 31, 2004, Green Century accrued fees of $198,408 to Winslow.
(C)	Administrator: Green Century is the administrator (“the Administrator”) of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund’s average daily net assets up to $30 million, 2.25% of the Fund’s average daily net assets from $30 million to $100 million, and 1.75% of the Fund’s average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees), on an annual basis, do not exceed 1.50% of the Fund’s average daily net assets.
(D)	Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. (“UMBFS”) as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2004, Green Century accrued fees of $46,145 and $36,138 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.
(E)	Distribution Plan: The Trust has adopted a Distribution Plan (the “Plan”) with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to UMB Distribution Services, LLC as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund’s average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2004, the Balanced Fund accrued and paid $92,474 to UMB Distribution Services, LLC for services provided pursuant to the Plan.

NOTE 3 — Investment Transactions

The Balanced Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $30,099,552 and $51,824,640, respectively, for the six months ended January 31, 2004.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO FINANCIAL STATEMENTS — (concluded)

The Balanced Fund’s activity in written options for the six months ended January 31, 2004 was as follows:

	PREMIUM	CONTRACTS
Options outstanding at July 31, 2003	$17,280	150
Options written	—	—
Options exercised	—	—
Options expired	—	—
Options closed	(17,280)	(150)

Options outstanding at January 31, 2004	$—	—

Additions and reductions in the Equity Fund’s investment in the Index Portfolio aggregated $1,720,575 and $1,764,720, respectively, for the six months ended January 31, 2004.

The tax basis of the components of distributable net earnings (deficit) at July 31, 2003 were as follows:

	BALANCED FUND	EQUITY FUND
Undistributed ordinary income	$53,803	$14,537
Accumulated loss carryforwards	(35,880,394)	(4,242,976)
Unrealized appreciation (depreciation) on investments	9,971,655	(2,907,608)

Distributable net deficit	$(25,854,936)	$(7,136,047)

The Balanced and Equity Funds have accumulated capital loss carryforwards of $28,201,244 and $3,849,815, respectively, of which $18,831,014 and $0, respectively, expire in the year 2010 and $9,370,230 and $3,849,815, respectively, expire in the year 2011. To the extent that either Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

At July 31, 2003, the Balanced and Equity Funds had net realized capital losses of $7,679,150 and $393,161, respectively, incurred during the period from November 1, 2002 through July 31, 2003. Post-October losses for tax purposes are deferred and will be recognized during the fiscal year ending July 31, 2004.

The tax character of distributions paid during the fiscal years ended July 31, 2003 and 2002 were as follows:

	BALANCED FUND		EQUITY FUND
	YEAR ENDED JULY 31, 2003	YEAR ENDED JULY 31, 2002	YEAR ENDED JULY 31, 2003	YEAR ENDED JULY 31, 2002
Ordinary income	$590,425	$438,957	—	—
Long-term capital gains	—	—	—	$2,254,209

NOTE 4 — Capital Share Transactions

Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

	BALANCED FUND		EQUITY FUND
	FOR THE SIX MONTHS ENDED JANUARY 31, 2004	FOR THE YEAR ENDED JULY 31, 2003	FOR THE SIX MONTHS ENDED JANUARY 31, 2004	FOR THE YEAR ENDED JULY 31, 2003
Shares sold	2,077,790	5,755,300	100,089	342,435
Reinvestment of dividends	20,545	52,169	1,395	—
Shares redeemed	(3,571,927)	(4,186,802)	(91,645)	(401,916)

	(1,473,592)	1,620,667	9,839	(59,481)

DOMINI SOCIAL INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

January 31, 2004

(unaudited)

	SHARES	VALUE

Consumer Discretionary — 13.4%
American Greetings Corporation (a)	15,700	$329,386
AutoZone, Inc. (a)	23,531	1,984,134
Bandag, Inc.	2,400	100,584
Bassett Furniture Industries	3,000	64,800
Black & Decker Corp.	20,700	1,060,875
Bob Evans Farms, Inc.	9,300	293,229
Centex Corporation	16,900	1,789,710
Champion Enterprises, Inc. (a)	12,800	85,504
Charming Shoppes, Inc. (a)	29,400	171,402
Circuit City Stores, Inc.	54,100	578,870
Claire’s Stores, Inc.	23,800	435,540
Comcast Corporation (a)	362,558	12,370,479
Cooper Tire and Rubber Company	18,800	381,076
Dana Corporation	38,400	798,720
Darden Restaurants, Inc.	44,200	884,000
Delphi Automotive Systems Corporation	152,500	1,613,450
Dillard’s, Inc.	20,700	351,072
Disney (Walt) Company (The)	547,800	13,147,200
Dollar General Corporation	90,851	2,018,709
Dow Jones & Company	16,000	791,680
eBay Inc. (a)	172,686	11,575,143
Emmis Communications Corporation (a)	12,200	316,834
Family Dollar Stores Inc.	47,000	1,628,080
Fleetwood Enterprises, Inc. (a)	9,300	113,460
Foot Locker, Inc.	39,200	969,808
Gaiam, Inc. (a)	2,200	11,990
Gap Inc.	238,987	4,440,378
Genuine Parts Company	45,700	1,506,272
Harley-Davidson, Inc.	81,400	4,154,656
Harman International Industries, Inc.	17,720	1,315,356
Hartmarx Corporation (a)	8,500	44,030
Home Depot, Inc. (The)	607,406	21,544,691
Horton (D.R.), Inc.	63,600	1,787,160
Interface, Inc. (a)	11,400	88,122
Johnson Controls, Inc.	48,200	2,836,570
KB Home	12,400	837,496
Lee Enterprises, Inc.	8,800	397,848
Leggett & Platt, Incorporated	51,200	1,261,568
Limited Brands	137,000	2,493,400
Liz Claiborne, Inc.	30,000	1,073,100
Lowe’s Companies, Inc.	210,200	11,256,210
Luby’s, Inc. (a)	5,800	21,402
Mattel, Inc.	114,385	2,163,020
May Department Stores Company	78,100	2,569,490

	SHARES	VALUE

Consumer Discretionary — (continued)
Maytag Corporation	20,100	$575,664
McDonald’s Corporation	340,500	8,764,470
McGraw-Hill Companies	51,300	3,848,526
Media General, Inc.	5,800	372,940
Men’s Wearhouse, Inc. (a)	10,600	246,874
Meredith Corporation	10,200	514,182
Modine Manufacturing Company	8,700	232,899
New York Times Company	39,600	1,924,560
Newell Rubbermaid, Inc.	74,078	1,809,725
Nordstrom, Inc.	36,900	1,450,170
Omnicom Group, Inc.	51,000	4,202,400
Oneida Ltd.	4,300	23,005
Oshkosh B’Gosh, Inc.	2,700	58,050
Penney (J.C.) Company, Inc.	73,200	1,916,376
Pep Boys — Manny, Moe & Jack	14,000	308,560
Phillips-Van Heusen Corporation	7,200	125,640
Pixar (a)	14,400	957,600
Pulte Homes, Inc.	33,400	1,440,876
Radio One, Inc. (a)	5,800	106,778
RadioShack Corporation	44,300	1,443,294
Reebok International Ltd.	15,800	612,724
Ruby Tuesday, Inc.	16,700	466,598
Russell Corporation	8,300	146,163
Scholastic Corporation (a)	9,700	311,370
Sears, Roebuck and Co.	68,500	3,031,125
Snap-On Incorporated	15,050	468,808
Spartan Motors, Inc.	3,100	30,845
Stanley Works	23,200	878,816
Staples, Inc. (a)	133,123	3,542,403
Starbucks Corporation (a)	105,900	3,892,884
Stride Rite Corporation	10,800	118,584
Target Corporation	243,800	9,254,648
Timberland Company (The) (a)	7,500	373,650
Time Warner, Inc. (a)	1,161,500	20,407,555
TJX Companies, Inc.	135,200	3,108,248
Toys ‘R’ Us, Inc. (a)	55,820	788,178
Tribune Company	84,056	4,302,827
Tupperware Corporation	15,000	264,750
Univision Communications, Inc. (a)	68,600	2,426,382
Value Line, Inc.	2,600	129,740
VF Corporation	28,600	1,215,500
Visteon Corporation	34,000	363,800
Washington Post Company	2,100	1,775,571
Wendy’s International, Inc.	29,800	1,183,954
Whirlpool Corporation	18,500	1,405,075

		204,479,291

PORTFOLIO OF INVESTMENTS — (continued)

January 31, 2004

(unaudited)

	SHARES	VALUE

Consumer Staples — 11.8%
Alberto-Culver Company	15,200	$952,736
Albertson’s, Inc.	99,000	2,312,640
Avon Products, Inc.	62,900	3,982,828
Campbell Soup Company	110,500	2,909,465
Church & Dwight Co., Inc.	10,300	410,455
Clorox Company	57,000	2,786,160
Coca-Cola Company	656,100	32,306,364
Colgate-Palmolive Company	143,200	7,341,864
Costco Wholesale Corporation (a)	122,030	4,524,872
CVS Corporation	105,200	3,757,744
Estée Lauder Companies, Inc. (The)	32,300	1,323,331
General Mills Incorporated	100,200	4,552,086
Gillette Company	271,338	9,836,003
Green Mountain Coffee, Inc. (a)	1,800	36,900
Hain Celestial Group, Inc. (The) (a)	8,700	196,707
Heinz (H.J.) Company	94,700	3,350,486
Hershey Foods Corporation	27,000	2,038,770
Kellogg Company	109,100	4,125,071
Kimberly-Clark Corporation	135,464	8,000,504
Kroger Company (a)	199,100	3,689,323
Longs Drug Stores Corporation	9,900	220,473
Nature’s Sunshine Products, Inc.	4,200	34,860
PepsiAmericas, Inc. (a)	39,000	670,020
PepsiCo, Inc.	458,370	21,662,566
Procter & Gamble Company	347,000	35,074,760
Safeway Inc. (a)	119,300	2,694,987
Smucker (J.M.) Company	12,905	601,244
SUPERVALU, Inc.	36,900	1,066,410
Sysco Corporation	173,900	6,596,027
Tootsie Roll Industries, Inc.	9,368	337,248
United Natural Foods, Inc. (a)	5,000	199,150
Walgreen Company	274,300	9,477,065
Whole Foods Market, Inc.	16,400	1,106,508
Wild Oats Markets, Inc. (a)	6,550	84,823
Wrigley (Wm.) Jr. Company	49,300	2,774,110

		181,034,560

Energy — 1.0%
Anadarko Petroleum Corporation	66,785	3,332,572
Apache Corporation	87,024	3,348,684
Cooper Cameron Corp. (a)	14,100	587,970
Devon Energy Corporation	62,472	3,527,169
EOG Resources, Inc.	31,200	1,413,360
Helmerich & Payne, Inc.	13,000	377,260
Noble Energy, Inc.	14,700	649,740
Rowan Companies, Inc. (a)	24,200	553,696
Sunoco, Inc.	21,100	1,169,994

		14,960,445

	SHARES	VALUE

Financials — 25.1%
AFLAC, Inc.	137,600	$5,074,688
Allied Capital Corporation	33,100	957,252
Ambac Financial Group, Inc.	28,800	2,153,376
American Express Company	343,500	17,807,040
American International Group, Inc.	697,676	48,453,598
AmSouth Bancorporation	92,900	2,294,630
Aon Corporation	84,300	2,071,251
Bank of America Corporation	397,600	32,388,496
Bank One Corporation	298,685	15,116,448
Capital One Financial Corporation	62,000	4,406,960
Cathay General Bancorp	6,495	357,745
Charter One Financial, Inc.	59,410	2,151,236
Chittenden Corporation	10,576	345,306
Chubb Corporation	50,600	3,617,394
Cincinnati Financial Corporation	42,285	1,831,786
Comerica Incorporated	47,300	2,701,303
Edwards (A.G.), Inc.	20,987	798,555
Fannie Mae	259,465	20,004,752
Fifth Third Bancorp	152,711	8,825,169
First Tennessee National Corporation	33,000	1,465,860
FirstFed Financial Corp. (a)	4,500	192,420
Franklin Resources, Inc.	66,900	3,864,813
Freddie Mac	185,500	11,578,910
GATX Corporation	12,600	284,760
Golden West Financial	40,300	4,180,319
GreenPoint Financial Corporation	36,900	1,460,502
Hartford Financial Services Group (The)	75,900	4,883,406
Janus Capital Group Inc.	62,926	1,055,898
Jefferson-Pilot Corporation	37,725	1,936,802
KeyCorp	111,600	3,469,644
Lincoln National Corporation	48,200	2,128,030
Marsh & McLennan Companies, Inc.	141,100	6,621,823
MBIA, Inc.	38,100	2,400,300
MBNA Corporation	342,775	9,241,214
Mellon Financial Corporation	116,000	3,794,360
Merrill Lynch & Co., Inc.	251,760	14,800,970
MGIC Investment Corporation	26,400	1,820,016
Moody’s Corporation	39,800	2,542,822
Morgan (J.P.) Chase & Co.	544,692	21,183,072
National City Corporation	163,800	5,654,376
Northern Trust Corporation	59,500	2,826,250
PNC Financial Services Group.	73,900	4,176,089
Progressive Corporation (The)	57,400	4,744,110
Providian Financial Corporation (a)	76,000	1,040,440
Rouse Company	24,600	1,211,304
SAFECO Corporation	37,600	1,636,728

PORTFOLIO OF INVESTMENTS — (continued)

January 31, 2004

(unaudited)

	SHARES	VALUE

Financials — (continued)
Schwab (Charles) Corporation	360,900	$4,543,731
SLM Corporation	119,900	4,604,160
St. Paul Companies, Inc.	61,264	2,581,052
State Street Corporation	89,100	4,798,035
SunTrust Banks, Inc.	75,700	5,477,652
Synovus Financial Corporation	80,050	2,009,255
U.S. Bancorp	515,321	14,568,125
UnumProvident Corporation	80,900	1,264,467
Wachovia Corporation	353,543	16,347,828
Washington Mutual, Inc.	241,204	10,685,337
Wells Fargo & Company	452,906	26,001,333
Wesco Financial Corporation	1,900	685,901

		385,119,099

Health Care — 11.8%
Allergan, Inc.	35,305	2,925,019
Amgen, Inc. (a)	344,400	22,210,356
Bard (C.R.), Inc.	14,200	1,337,640
Bausch & Lomb Incorporated	14,000	752,500
Baxter International, Inc.	163,700	4,771,855
Becton Dickinson and Company	67,500	3,041,550
Biogen Idec Inc. (a)	87,250	3,733,428
Biomet, Inc.	68,100	2,632,746
Boston Scientific Corporation (a)	219,200	8,941,168
CIGNA Corporation	37,800	2,344,356
Cross Country Healthcare, Inc. (a)	8,600	158,928
Forest Laboratories, Inc. (a)	98,200	7,314,918
Guidant Corporation	82,838	5,291,691
Hillenbrand Industries, Inc.	17,000	1,062,500
Humana, Inc. (a)	42,900	1,000,857
IMS Health, Inc.	63,313	1,629,044
Invacare Corporation	7,700	329,714
Invitrogen Corporation (a)	13,400	1,031,800
Johnson & Johnson	794,170	42,424,561
King Pharmaceuticals Inc. (a)	66,200	1,104,216
Manor Care, Inc.	24,700	881,790
McKesson HBOC, Inc.	77,020	2,262,848
MedImmune, Inc. (a)	66,500	1,562,750
Medtronic, Inc.	323,800	15,937,436
Merck & Co., Inc.	595,600	28,350,560
Millipore Corporation (a)	12,400	644,180
Mylan Laboratories, Inc.	72,375	1,765,226
Oxford Health Plans, Inc.	22,700	1,094,140
St. Jude Medical, Inc. (a)	46,600	3,348,210
Stryker Corporation	53,000	4,703,220
Synovis Life Technologies, Inc. (a)	2,600	42,094
Watson Pharmaceuticals (a)	29,200	1,358,092
Zimmer Holdings, Inc. (a)	64,200	4,911,300

		180,900,693

	SHARES	VALUE

Industrials — 5.6%
3M Company	209,600	$16,577,264
Alaska Air Group, Inc. (a)	6,900	191,820
American Power Conversion	53,600	1,328,744
AMR Corporation (a)	44,400	728,160
Angelica Corporation	2,200	48,400
Apogee Enterprises, Inc.	7,400	86,802
Ault, Inc. (a)	1,200	4,056
Avery Dennison Corporation	30,100	1,871,016
Baldor Electric Company	8,800	204,688
Banta Corporation	6,550	301,300
Brady Corporation	5,500	208,285
Bright Horizons Family Solutions, Inc. (a)	3,200	141,280
Cintas Corporation	45,000	2,031,750
CLARCOR, Inc.	6,450	279,608
Cooper Industries, Inc.	25,100	1,413,130
CPI Corporation	2,100	44,940
Cross (A.T.) Company (a)	3,800	24,624
Cummins, Inc.	10,700	542,811
Deere & Company	64,000	4,006,400
Delta Air Lines, Inc.	32,000	336,000
Deluxe Corporation	15,000	605,850
DeVry, Inc. (a)	18,100	536,303
Dionex Corporation (a)	5,600	299,880
Donaldson Company, Inc.	11,300	610,426
Donnelley (R.R.) & Sons Company	31,300	978,125
Emerson Electric Company	113,000	7,220,700
Fastenal Company	19,700	947,176
FedEx Corporation	79,400	5,342,032
Gerber Scientific, Inc. (a)	5,700	45,087
Graco, Inc.	12,368	509,933
Grainger (W.W.), Inc.	24,000	1,155,360
Granite Construction Incorporated	10,625	226,525
Harland (John H.) Company	7,600	213,560
Herman Miller, Inc.	19,300	465,902
HON Industries Inc.	15,200	636,424
Hubbell Incorporated	12,660	508,299
Ikon Office Solutions	38,800	462,108
Illinois Tool Works, Inc.	82,500	6,443,250
Ionics, Inc. (a)	4,500	123,255
JetBlue Airways Corporation (a)	27,300	620,529
Kansas City Southern Industries, Inc. (a)	15,700	231,418
Kelly Services, Inc.	8,475	246,623
Lawson Products, Inc.	2,500	75,000
Lincoln Electric Holdings, Inc	11,000	272,140
Masco Corporation	122,600	3,268,516
Milacron, Inc.	8,700	33,321

PORTFOLIO OF INVESTMENTS — (continued)

January 31, 2004

(unaudited)

	SHARES	VALUE

Industrials — (continued)
New England Business Service, Inc.	3,400	$101,762
Nordson Corporation	8,600	311,492
Norfolk Southern Corporation	103,200	2,301,360
Pitney Bowes, Inc.	61,900	2,511,902
Robert Half International, Inc. (a)	44,800	1,052,352
Ryder System, Inc.	18,000	662,400
Smith (A.O.) Corporation	5,200	162,292
Southwest Airlines Co.	210,762	3,150,892
SPX Corporation (a)	20,830	1,181,894
Standard Register Company	6,000	110,400
Steelcase, Inc.	9,900	134,937
Tennant Company	2,300	92,667
Thomas & Betts Corporation (a)	15,100	313,023
Thomas Industries, Inc.	4,000	135,960
Toro Company	6,400	304,640
Trex Company, Inc. (a)	3,700	143,375
United Parcel Service, Inc.	146,633	10,450,534
Valassis Communications Inc. (a)	13,600	416,159
Yellow Roadway Corporation (a)	12,480	392,483

		86,379,344

Information Technology — 23.1%
3Com Corporation (a)	103,000	793,100
Adaptec, Inc. (a)	27,400	256,738
ADC Telecommunications, Inc. (a)	206,300	722,050
Advanced Micro Devices, Inc. (a)	93,300	1,386,438
Advent Software, Inc. (a)	8,500	160,225
Analog Devices, Inc.	97,700	4,674,945
Andrew Corporation (a)	43,800	750,732
Apple Computer, Inc. (a)	94,600	2,134,176
Applied Materials, Inc. (a)	446,000	9,704,960
Arrow Electronics, Inc. (a)	25,900	693,084
Autodesk, Inc.	29,200	746,060
Automatic Data Processing, Inc.	159,674	6,826,064
BMC Software, Inc. (a)	60,800	1,209,920
Borland Software Corporation (a)	21,100	217,541
CDW Corporation	22,400	1,521,856
Ceridian Corporation (a)	39,000	801,840
Cisco Systems, Inc. (a)	1,846,830	47,352,721
Coherent, Inc. (a)	7,700	235,543
Compuware Corporation (a)	99,400	798,182
Dell Inc. (a)	686,300	22,970,461
Electronic Arts Inc. (a)	79,200	3,711,312
Electronic Data Systems Corporation	128,100	3,069,276
EMC Corporation (a)	644,100	9,043,164
Entegris, Inc. (a)	19,000	242,440
Hewlett-Packard Company	814,110	19,367,677
Hutchinson Technology Incorporated (a)	6,500	191,945

	SHARES	VALUE

Information Technology — (continued)
Imation Corporation	9,100	$333,515
Intel Corporation	1,747,400	53,470,440
Isco, Inc.	1,500	13,410
Lexmark International Group, Inc. (a)	34,600	2,867,994
LSI Logic Corporation (a)	104,200	1,072,218
Lucent Technologies, Inc. (a)	1,119,492	5,015,324
Merix Corporation (a)	3,750	101,813
Micron Technology, Inc. (a)	163,900	2,640,429
Microsoft Corporation	2,892,000	79,963,800
Molex Incorporated	27,646	960,422
National Semiconductor Corporation (a)	49,700	1,910,965
Novell, Inc. (a)	101,400	1,287,780
palmOne, Inc. (a)	13,904	143,211
Paychex, Inc.	101,400	3,800,472
PeopleSoft, Inc. (a)	100,200	2,159,310
Plantronics Inc. (a)	11,600	464,580
QRS Corporation (a)	4,100	38,786
Qualcomm, Inc.	213,800	12,490,196
Red Hat, Inc. (a)	47,200	898,216
Sapient Corporation (a)	32,800	201,392
Scientific-Atlanta, Inc.	39,900	1,350,216
Solectron Corporation (a)	224,300	1,592,530
Sun Microsystems, Inc. (a)	869,600	4,617,576
Symantec Corporation (a)	83,200	3,228,160
Tektronix, Inc.	22,600	702,182
Tellabs, Inc. (a)	114,100	1,129,590
Texas Instruments, Inc.	463,700	14,536,995
Thermo Electron Corporation (a)	43,800	1,220,706
Waters Corporation (a)	33,400	1,266,194
Xerox Corporation (a)	209,200	3,062,688
Xilinx, Inc. (a)	92,000	3,855,720
Yahoo! Inc. (a)	176,630	8,275,115

		354,254,395

Materials — 1.4%
Air Products & Chemicals, Inc.	61,400	3,064,474
Airgas, Inc.	18,500	419,765
Bemis Company, Inc.	13,700	664,039
Cabot Corporation	16,000	503,680
Calgon Carbon Corporation	10,100	69,892
Caraustar Industries, Inc. (a)	7,200	100,800
Crown Holdings, Inc. (a)	41,600	348,608
Ecolab, Inc.	68,200	1,852,994
Engelhard Corporation	33,200	941,884
Fuller (H.B.) Company	7,300	204,400
IMCO Recycling, Inc. (a)	3,800	32,148
Lubrizol Corporation	13,300	422,275
MeadWestvaco Corp.	52,612	1,418,946
Minerals Technologies, Inc.	5,300	280,529

PORTFOLIO OF INVESTMENTS — (concluded)

January 31, 2004

(unaudited)

	SHARES	VALUE

Materials — (continued)
Nucor Corporation	21,250	$1,196,588
Praxair, Inc.	87,800	3,108,998
Rock-Tenn Company	9,000	137,610
Rohm & Haas Company	60,087	2,359,616
Sealed Air Corporation (a)	23,000	1,145,170
Sigma-Aldrich Corporation	18,600	1,089,774
Sonoco Products Company	24,745	583,487
Valspar Corporation	13,100	648,450
Wausau-Mosinee Paper Corporation	15,700	199,547
Wellman, Inc.	8,200	65,026
Worthington Industries, Inc.	22,200	362,526

		21,221,226

Telecommunication Services — 5.4%
AT&T Corporation	210,116	4,088,857
AT&T Wireless Services, Inc. (a)	722,887	7,987,901
BellSouth Corporation	493,700	14,430,851
Citizens Communications Company (a)	77,367	907,515
SBC Communications, Inc.	886,328	22,601,364
Sprint Corp. — FON Group	242,700	4,225,407
Telephone and Data Systems, Inc.	13,500	894,780
Verizon Communications	739,122	27,244,038

		82,380,713

Utilities — 0.9%
AGL Resources, Inc.	16,600	487,376
Cascade Natural Gas Corporation	2,900	63,423
Cleco Corporation	12,200	221,674
Energen Corporation	8,900	382,700
Equitable Resources, Inc.	16,100	706,629
IDACORP, Inc.	9,700	298,760
KeySpan Corporation	42,800	1,560,916

	SHARES	VALUE
Utilities — (continued)

Kinder Morgan, Inc.	33,100	$1,952,900
MGE Energy, Inc.	4,400	137,852
National Fuel Gas Company	20,500	514,550
NICOR, Inc.	11,400	377,910
NiSource, Inc.	69,047	1,449,987
Northwest Natural Gas Company	6,500	200,200
QGE Energy Corporation	22,900	559,447
Peoples Energy Corporation	9,200	390,632
Pepco Holdings, Inc.	44,400	893,772
Questar Corporation	23,100	811,503
Southern Union Company (a)	19,244	345,622
WGL Holdings	12,600	352,170
Williams Companies, Inc.	140,900	1,428,726

		13,136,749

TOTAL INVESTMENTS — 99.5%
(cost $1,430,283,664) (b)		$1,523,866,515
Other Assets, less Liabilities — 0.5%		7,842,659

NET ASSETS — 100.0%		$1,531,709,174

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $1,415,780,488, the aggregate gross unrealized appreciation is $281,615,775, and the aggregate gross unrealized depreciation is $173,529,748, resulting in net unrealized appreciation of $108,086,027.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

(unaudited)

ASSETS:
Investments at value (Cost $1,430,283,664)	$1,523,866,515
Cash	6,329,698
Dividends receivable	1,863,257

Total assets	1,532,059,470

LIABILITIES:
Management fee payable (Note 2)	258,335
Other accrued expenses	91,961

Total liabilities	350,296

NET ASSETS APPLICABLE TO INVESTORS’ BENEFICIAL INTERESTS	$1,531,709,174

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004

(unaudited)

INVESTMENT INCOME
Dividends		$10,929,402
EXPENSES
Management fee (Note 2)	$1,415,419
Custody fees (Note 3)	129,781
Professional fees	86,722
Trustees fees	29,241
Miscellaneous	59,889

Total expenses	1,721,052
Fees paid indirectly (Note 3)	(23,949)

Net expenses		1,697,103

NET INVESTMENT INCOME		9,232,299
NET REALIZED LOSS ON INVESTMENTS
Proceeds from sales	$42,372,053
Cost of securities sold	(61,771,049)

Net realized loss on investments		(19,398,996)
NET CHANGES IN UNREALIZED APPRECIATION/(DEPRECIATION) OF INVESTMENTS
Beginning of period	$(104,903,844)
End of period	93,582,851

Net change in unrealized appreciation		198,486,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$188,319,998

See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2003 (AUDITED)
INCREASE IN NET ASSETS
From Operations:
Net investment income	$9,232,299	$15,767,885
Net realized loss on investments	(19,398,996)	(118,701,110)
Net change in unrealized appreciation of investments	198,486,695	242,621,915

Net increase in net assets resulting from operations	188,319,998	139,688,690

Transactions in Investors’ Beneficial Interest:
Additions	175,456,204	249,027,799
Reductions	(150,409,685)	(309,700,811)

Net increase/(decrease) in net assets from transactions in investors’ beneficial interests	25,046,519	(60,673,012)

Total increase in net assets	213,366,517	79,015,678
NET ASSETS:
Beginning of period	1,318,342,657	1,239,326,979

End of period	$1,531,709,174	$1,318,342,657

FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)		FOR THE YEARS ENDED JULY 31,
			2003		2002		2001		2000		1999
Net assets (in millions)	$1,532		$1,318		$1,239		$1,729		$1,974		$1,347
Total return	14.17%		12.13%		(22.71)%		(17.28)%		8.94%		23.15%
Ratio of net investment income to average net assets (annualized)	1.30%		1.32%		1.02%		0.78%		0.70%		0.84%
Ratio of expenses to average net assets (annualized)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)	0.24	%(1)(2)	0.24	%(1)(2)
Portfolio turnover rate	3%		8%		13%		19%		9%		8%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.01%, 0.002%, and 0.01% for the years ended July 31, 2003, 2000, and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24%, 0.24%, and 0.25%, for the years ended July 31, 2003, 2000, and 1999, respectively.
(2)	Ratio of expenses to average net assets for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.23%, 0.22%, 0.21%, 0.21%, and 0.20%, for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2004

(unaudited)

Note 1 — Organization and Significant Accounting Policies

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio’s significant accounting policies.

(A)	Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio’s Board of Trustees.
(B)	Dividend Income. Dividend income is recorded on the ex-dividend date.
(C)	Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
(D)	Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

Note 2 — Transactions With Affiliates

(A)	Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.
(B)	Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index’s composition is determined by KLD Research & Analytics, Inc.

Note 3 — Investment Transactions

For the six months ended January 31, 2004, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $76,161,052 and $42,372,053, respectively. For the six months ended January 31, 2004, custody fees of the Portfolio were reduced by $23,949, which was compensation for uninvested cash left on deposit with the custodian.

Semi-Annual Report

INVESTMENT ADVISER (Balanced Fund) AND ADMINISTRATOR

Green Century Capital Management, Inc.

29 Temple Place

Boston, MA 02111

1-800-93-GREEN

www.greencentury.com

email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)

Winslow Management Company

60 State Street

Boston, MA 02109

INVESTMENT MANAGER (Index Portfolio)

Domini Social Investments LLC

536 Broadway

New York, NY 10012

INVESTMENT SUBMANAGER (Index Portfolio)

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS

Debevoise & Plimpton

555 13th Street, N.W.

Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR

UMB Fund Services, Inc. (Subadministrator)

UMB Distribution Services, LLC (Distributor)

803 West Michigan Street, Suite A

Milwaukee, WI 53233

CUSTODIAN

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

TRANSFER AGENT

Unified Fund Services, Inc.

431 North Pennsylvania Street

Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.

Goulston & Storrs

400 Atlantic Avenue

Boston, MA 02110

INDEPENDENT AUDITORS

KPMG LLP

99 High Street

Boston, MA 02110

January 31, 2004

Balanced

Fund

Equity Fund

An investment for your future.

Printed on recycled paper with soy-based ink.

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable at this time.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.	Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis

Kristina A. Curtis Chief Executive Officer March 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis

Kristina A. Curtis Principal Executive Officer March 30, 2004

/s/ Kristina A. Curtis

Kristina A. Curtis Treasurer and Principal Financial Officer March 30, 2004